UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

March 31, 2015

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.1%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a) (b)	$495,223	$516,888
4.95%, 01/15/23	228,960	249,280
American Tower Trust I, 3.07%, 03/15/23 (c)	810,000	813,136
AmeriCredit Automobile Receivables Trust
4.26%, 02/08/17	32,000	32,241
1.07%, 03/08/18	302,000	302,686
Banc of America Commercial Mortgage Trust REMIC, 5.75%, 07/10/17 (d)	339,313	368,565
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	531,720
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	246,154	257,551
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.69%, 04/12/17 (d)	450,000	484,552
UBS-Barclays Commercial Mortgage Trust REMIC, 2.85%, 12/10/22	908,000	927,014
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,414,294)		4,483,633

CORPORATE BONDS AND NOTES - 83.2%
CONSUMER DISCRETIONARY - 13.2%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (c)	222,000	189,810
Altice SA, 7.75%, 05/15/22 (c)	400,000	407,000
AMAYA Holdings BV Term Loan
5.00%, 07/29/21 (d)	408,975	404,885
8.00%, 07/28/22 (d)	90,000	89,695
Beazer Homes USA, Inc., 5.75%, 06/15/19	698,000	682,295
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (c)	256,000	264,664
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (c) (e)	110,000	96,525
Delphi Corp., 5.00%, 02/15/23	163,000	174,818
DISH DBS Corp.
5.88%, 07/15/22	525,000	533,531
5.00%, 03/15/23	194,000	188,626
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (c)	251,000	244,725
General Motors Co.
3.50%, 10/02/18	500,000	512,280
5.00%, 04/01/35	350,000	373,499
6.25%, 10/02/43	148,000	181,328
Gibson Brands Inc., 8.88%, 08/01/18 (c)	111,000	111,139
GLP Capital LP
4.38%, 11/01/18	100,000	102,750
5.38%, 11/01/23	100,000	103,375
Grupo Televisa SAB, 5.00%, 05/13/45	233,000	242,558
KB Home
4.75%, 05/15/19	253,000	247,308
7.50%, 09/15/22	500,000	512,500
Landry’s Holdings II Inc, 10.25%, 01/01/18 (c)	150,000	155,625
Live Nation Entertainment Inc., 5.38%, 06/15/22 (c)	100,000	102,000
MGM Resorts International, 6.75%, 10/01/20	1,000,000	1,068,750
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (c) (f)	318,000	337,144
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (c) (e)	311,000	329,660
Netflix Inc., 5.75%, 03/01/24	138,000	140,588
Numericable Group SA
4.88%, 05/15/19 (c)	364,000	362,180
5.38%, 05/15/22 (c), EUR	375,000	421,402
PC Nextco Holdings LLC, 8.75%, 08/15/19 (e)	178,000	181,115
Petsmart Inc. Term Loan, 5.00%, 03/10/22 (d)	101,000	101,730
PVH Corp., 4.50%, 12/15/22	700,000	710,500
Schaeffler AG Term Loan, 4.25%, 05/15/20 (d)	150,000	150,959
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	148,000	162,599
3.50%, 05/15/22 (c), EUR	222,000	245,827
Schaeffler Holding Finance B.V., 5.75%, 11/15/21 (c), EUR	124,000	143,830
Scientific Games International Inc., 7.00%, 01/01/22 (c)	245,000	250,512
SES SA, 3.60%, 04/04/23 (c)	130,000	136,071
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	492,000	516,600
Starz LLC, 5.00%, 09/15/19	500,000	513,750
Taylor Morrison Communities Inc.
7.75%, 04/15/20 (c)	270,000	286,200
5.63%, 03/01/24 (c)	129,000	125,453
Tenneco Inc.
6.88%, 12/15/20	500,000	530,000
5.38%, 12/15/24	107,000	111,280
Time Warner Cable Inc.
6.75%, 06/15/39	65,000	83,320
5.88%, 11/15/40	44,000	52,630
5.50%, 09/01/41	120,000	137,661
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	131,520
TRW Automotive Inc.
4.50%, 03/01/21 (c)	173,000	174,298
4.45%, 12/01/23 (c)	138,000	139,035
Visant Holding Corp. Term Loan, 7.00%, 08/15/21 (d)	269,325	270,278
Wave Holdco LLC, 8.25%, 07/15/19 (c) (e)	143,000	146,396
WideOpenWest Finance LLC, 10.25%, 07/15/19	475,000	510,625
		14,392,849
CONSUMER STAPLES - 2.6%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (c) (e)	507,000	538,687
ConAgra Foods Inc., 4.65%, 01/25/43	115,000	115,389
Constellation Brands Inc., 4.25%, 05/01/23	100,000	102,875
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (c)	161,000	159,793
HJ Heinz Co., 4.25%, 10/15/20	250,000	256,500
JBS Investments GmbH, 7.25%, 04/03/24 (c)	311,000	319,164
JM Smucker Co.
2.50%, 03/15/20 (c)	100,000	101,436
3.50%, 03/15/25 (c)	100,000	102,801
4.38%, 03/15/45 (c)	100,000	104,228
SABMiller Holdings Inc., 3.75%, 01/15/22 (c)	250,000	262,990
Sysco Corp., 4.35%, 10/02/34	435,000	457,039
Tyson Foods Inc.
3.95%, 08/15/24	124,000	131,004
4.88%, 08/15/34	101,000	113,875
5.15%, 08/15/44	100,000	116,398
		2,882,179
ENERGY - 12.2%
Access Midstream Partners LP
5.88%, 04/15/21	100,000	104,406
4.88%, 05/15/23	359,000	361,692
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	205,000
6.25%, 06/01/21	600,000	151,500
Arch Coal Inc.
8.00%, 01/15/19 (c)	148,000	70,763
9.88%, 06/15/19	500,000	147,500
Arch Coal Inc. Term Loan, 6.25%, 05/14/18 (d)	488,738	376,573
BreitBurn Energy Partners LP, 7.88%, 04/15/22	350,000	252,000

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
California Resources Corp., 5.50%, 09/15/21 (c)	612,000	545,445
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (c)	487,000	472,390
Chaparral Energy Inc., 7.63%, 11/15/22	500,000	335,000
Chesapeake Energy Corp., 3.50%, 04/15/19 (d)	461,000	443,712
Citgo Holding Inc., 10.75%, 02/15/20 (c)	441,000	454,230
Citgo Petroleum Corp. Term Loan, 9.50%, 05/09/18 (d)	200,000	198,834
Concho Resources Inc., 5.50%, 04/01/23	318,000	320,385
Continental Resources Inc., 4.50%, 04/15/23	295,000	286,307
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	336,000	241,920
Energy Future Intermediate Holding Company LLC Term Loan, 4.25%, 04/28/16 (d)	248,749	249,527
Energy Transfer Partners LP
4.90%, 03/15/35	275,000	274,378
5.15%, 03/15/45	119,000	120,121
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (c)	216,000	74,520
EnQuest Plc, 7.00%, 04/15/22 (c)	250,000	177,500
Enterprise Products Operating LLC, 4.95%, 10/15/54	173,000	184,665
EP Energy LLC, 6.88%, 05/01/19	700,000	717,500
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (d)	197,501	183,887
Halcon Resources Corp., 9.75%, 07/15/20	113,000	79,665
Ithaca Energy Inc., 8.13%, 07/01/19 (c)	232,000	183,860
Jupiter Resources Inc., 8.50%, 10/01/22 (c)	400,000	328,000
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	116,550
Kinder Morgan Inc., 5.30%, 12/01/34	250,000	258,292
Legacy Reserves LP, 6.63%, 12/01/21	280,000	221,200
Linden Term Loan B, 3.75%, 12/01/20 (d)	84,225	84,366
MarkWest Energy Partners LP, 5.50%, 02/15/23	250,000	256,875
Memorial Production Partners LP, 6.88%, 08/01/22 (c)	270,000	238,950
Penn Virginia Corp., 8.50%, 05/01/20	211,000	196,230
Petrobras Global Finance BV, 4.38%, 05/20/23	336,000	287,314
Petroleos Mexicanos, 4.50%, 01/23/26 (c)	250,000	254,750
Plains Exploration & Production Co., 6.75%, 02/01/22	345,000	365,700
PVR Partners LP, 6.50%, 05/15/21	280,000	294,700
Regency Energy Partners LP
5.88%, 03/01/22	442,000	479,570
5.00%, 10/01/22	151,000	157,040
Rice Energy Inc., 7.25%, 05/01/23 (c)	100,000	100,000
SandRidge Energy Inc., 7.50%, 02/15/23	475,000	289,750
Seadrill Ltd., 6.13%, 09/15/17 (c) (g)	750,000	633,750
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21 (d)	99,500	86,731
SM Energy Co., 6.13%, 11/15/22 (c)	215,000	213,925
Spectra Energy Partners LP
3.50%, 03/15/25	328,000	329,634
4.50%, 03/15/45	280,000	284,234
Transocean Inc.
6.38%, 12/15/21 (h)	260,000	217,750
3.80%, 10/15/22 (h)	157,000	114,414
Ultra Petroleum Corp., 6.13%, 10/01/24 (c)	294,000	252,105
		13,275,110
FINANCIALS - 25.1%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	333,000	356,520
AerCap Ireland Capital Ltd, 4.50%, 05/15/21 (c)	150,000	155,993
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	350,000	493,454
Ally Financial Inc., 4.13%, 03/30/20	450,000	447,187
Altice Financing SA, 5.25%, 02/15/23 (c), EUR	100,000	113,842
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (f)	205,000	208,844
6.50% (callable at 100 beginning 10/23/24) (f)	220,000	232,650
3.30%, 01/11/23	523,000	529,819
4.20%, 08/26/24	350,000	362,098
4.25%, 10/22/26	181,000	186,854
Barclays Bank Plc
7.63%, 11/21/22	250,000	292,656
7.75%, 04/10/23 (d)	235,000	260,556
3.75%, 05/15/24	300,000	315,870
Barclays Plc
8.25% (callable at 100 beginning 12/15/18) (f)	650,000	696,420
8.00% (callable at 100 beginning 12/15/20) (f), EUR	400,000	478,001
3.65%, 03/16/25	600,000	601,831
BlackRock Inc., 3.38%, 06/01/22	220,000	231,511
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (c)	124,000	126,170
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (f)	600,000	604,500
Cleopatra Finance Ltd., 5.63%, 02/15/20 (c)	200,000	195,400
CME Group Inc., 3.00%, 03/15/25	300,000	303,046
Credit Suisse AG
6.50%, 08/08/23 (c)	744,000	849,490
3.63%, 09/09/24	520,000	537,455
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (f)	490,000	526,137
Daimler Finance North America LLC, 2.25%, 03/02/20 (c)	1,100,000	1,107,554
Discover Financial Services, 3.95%, 11/06/24	350,000	359,942
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (c), EUR	517,000	567,020
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	516,000	553,577
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22) (f)	975,000	1,144,406
6.25% (callable at 100 beginning 12/15/22) (f)	200,000	225,000
6.75%, 03/15/32	200,000	276,652
General Motors Financial Co. Inc., 4.38%, 09/25/21	235,000	250,331
GFI Group Inc., 10.38%, 07/19/18 (h)	275,000	292,531
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (f)	438,000	450,455
4.00%, 03/03/24	523,000	552,734
3.50%, 01/23/25	379,000	386,433
6.75%, 10/01/37	225,000	295,464
Hospitality Properties Trust, 4.50%, 03/15/25	267,000	273,201
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (f)	266,000	270,156
6.37% (callable at 100 beginning 09/17/24) (f)	168,000	171,570
6.37% (callable at 100 beginning 03/30/25) (f)	634,000	648,265
HSBC USA Inc., 2.35%, 03/05/20	250,000	251,483
Icahn Enterprises LP, 4.88%, 03/15/19	231,000	235,331
Interactive Data Corp., 5.88%, 04/15/19 (c)	133,000	134,330
International Lease Finance Corp.
7.13%, 09/01/18 (c)	500,000	561,250
4.63%, 04/15/21	206,000	213,210

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	900,000	921,141
Invesco Finance Plc, 3.13%, 11/30/22	370,000	373,794
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (f)	358,000	385,297
5.00% (callable at 100 beginning 07/01/19) (f)	250,000	245,613
3.20%, 01/25/23	350,000	355,824
3.63%, 05/13/24	350,000	363,926
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (c)	214,000	221,438
Liberty Mutual Group Inc., 4.85%, 08/01/44 (c)	125,000	135,562
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	500,000	536,893
Morgan Stanley
4.88%, 11/01/22	400,000	436,865
4.10%, 05/22/23	330,000	343,435
3.88%, 04/29/24	175,000	184,027
4.35%, 09/08/26	145,000	151,998
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	813,000	815,439
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (f)	116,000	113,100
Prologis International Funding II, 4.88%, 02/15/20 (c)	440,000	473,985
Prudential Financial Inc., 5.87%, 09/15/42 (d)	205,000	222,681
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	111,000	124,997
6.10%, 06/10/23	382,000	424,806
6.00%, 12/19/23	147,000	163,402
5.13%, 05/28/24	383,000	401,810
Santander UK Plc, 5.00%, 11/07/23 (c)	200,000	215,373
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (f)	200,000	189,750
Stena AB, 7.00%, 02/01/24 (c)	233,000	226,010
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	322,859
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (f)	316,000	334,233
4.48%, 01/16/24	128,000	138,923
4.10%, 06/03/26	150,000	158,047
		27,308,427
HEALTH CARE - 6.2%
Actavis Funding SCS
3.80%, 03/15/25	192,000	197,990
4.55%, 03/15/35	303,000	315,851
4.85%, 06/15/44	184,000	195,458
4.75%, 03/15/45	329,000	349,154
Becton Dickinson and Co.
3.73%, 12/15/24	100,000	104,743
4.69%, 12/15/44	111,000	121,335
Capsugel SA, 7.00%, 05/15/19 (c) (e)	280,000	284,550
Centene Corp., 4.75%, 05/15/22	100,000	103,750
Gilead Sciences Inc.
4.80%, 04/01/44	325,000	374,571
4.50%, 02/01/45	412,000	457,387
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,081,200
HCA Inc., 3.75%, 03/15/19	312,000	316,193
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	416,000
Medtronic Inc.
3.50%, 03/15/25 (c)	188,000	196,699
4.38%, 03/15/35 (c)	100,000	109,198
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	302,120
Novartis Capital Corp., 2.40%, 09/21/22	180,000	181,113
Pfizer Inc., 4.30%, 06/15/43	285,000	309,115
Tenet Healthcare Corp.
5.00%, 03/01/19 (c)	421,000	417,842
8.13%, 04/01/22	137,000	151,043
Valeant Pharmaceuticals International Inc., 5.50%, 03/01/23 (c)	100,000	101,125
Valeant Pharmaceuticals International Inc. Term Loan
0.00%,03/13/22 (l)	35,222	35,370
0.00%,03/13/22 (l)	45,984	46,178
VRX Escrow Corp.
5.88%, 05/15/23 (c)	295,000	302,375
6.13%, 04/15/25 (c)	240,000	248,700
		6,719,060
INDUSTRIALS - 4.4%
Abengoa Finance SAU, 6.00%, 03/31/21 (c), EUR	650,000	653,620
Abengoa Greenfield SA, 5.50%, 10/01/19 (c), EUR	300,000	299,187
Aircastle Ltd., 4.63%, 12/15/18	110,000	114,400
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c)	700,000	574,000
Bombardier Inc.
5.50%, 09/15/18 (c)	138,000	137,828
4.75%, 04/15/19 (c)	629,000	616,420
6.13%, 01/15/23 (c)	448,000	423,360
7.50%, 03/15/25 (c)	100,000	98,688
Dematic SA, 7.75%, 12/15/20 (c)	227,000	237,215
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (c)	198,000	199,485
9.75%, 05/01/20 (c)	203,000	197,417
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	128,000	133,440
International Lease Finance Corp., 5.88%, 04/01/19	500,000	542,500
Meritor Inc., 6.25%, 02/15/24	109,000	109,818
Monitronics International Inc., 9.13%, 04/01/20	139,000	136,046
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (c)	75,000	81,139
US Airways Group Inc., 6.13%, 06/01/18	225,000	236,812
		4,791,375
INFORMATION TECHNOLOGY - 0.6%
Ancestry.com Inc., 9.63%, 10/15/18 (c) (e)	70,000	70,525
Boxer Parent Co. Inc., 9.00%, 10/15/19 (c) (e)	207,000	170,775
Oracle Corp., 4.30%, 07/08/34	260,000	282,143
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (c)	262,000	164,405
		687,848
MATERIALS - 8.1%
Ardagh Packaging Finance Plc
3.27%, 12/15/19 (c) (d)	600,000	585,750
9.13%, 10/15/20 (c)	225,000	240,750
Barrick Gold Corp.
3.85%, 04/01/22	60,000	58,671
4.10%, 05/01/23	267,000	263,399
Cemex Finance LLC
9.38%, 10/12/22 (c)	750,000	851,250
6.00%, 04/01/24 (c)	200,000	199,500
Cemex SAB de CV, 6.50%, 12/10/19 (c)	326,000	346,375
Crown Americas LLC, 4.50%, 01/15/23	195,000	196,706
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (c)	650,000	643,500
8.25%, 11/01/19 (c)	650,000	549,250
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (d)	488,813	440,655

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Freeport-McMoRan Copper & Gold Inc.
4.55%, 11/14/24	41,000	39,395
5.40%, 11/14/34	866,000	791,837
5.45%, 03/15/43	77,000	68,928
INEOS Finance Plc, 7.50%, 05/01/20 (c)	500,000	527,500
INEOS Group Holdings SA, 6.50%, 08/15/18 (c), EUR	167,000	184,360
LyondellBasell Industries NV, 4.63%, 02/26/55	149,000	147,319
Methanex Corp., 5.65%, 12/01/44	157,000	164,913
Monsanto Co., 4.70%, 07/15/64	275,000	299,292
PSPC Escrow Corp., 6.00%, 02/01/23 (c), EUR	325,000	365,180
Rain CII Carbon LLC, 8.25%, 01/15/21 (c)	350,000	326,375
Samarco Mineracao SA
4.13%, 11/01/22 (c)	110,000	99,000
5.38%, 09/26/24 (c)	556,000	521,306
Sealed Air Corp., 4.88%, 12/01/22 (c)	121,000	123,420
Signode Industrial Group US Inc., 6.38%, 05/01/22 (c)	136,000	135,150
Teck Resources Ltd., 3.75%, 02/01/23	176,000	164,835
TPC Group Inc., 8.75%, 12/15/20 (c)	474,000	433,710
		8,768,326
TELECOMMUNICATION SERVICES - 5.9%
Frontier Communications Corp.
7.13%, 03/15/19	350,000	380,625
6.88%, 01/15/25	127,000	125,730
Hughes Satellite Systems Corp., 6.50%, 06/15/19	200,000	217,000
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	380,000	380,000
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	250,000	241,250
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	248,000	278,305
Sprint Capital Corp.
6.90%, 05/01/19	350,000	361,812
6.88%, 11/15/28	194,000	177,995
Sprint Corp., 7.13%, 06/15/24	416,000	407,680
Sprint Nextel Corp., 7.00%, 03/01/20 (c)	350,000	385,875
T-Mobile USA Inc., 6.00%, 03/01/23	185,000	189,568
Verizon Communications Inc.
4.50%, 09/15/20	350,000	386,495
6.40%, 09/15/33	12,000	14,979
4.27%, 01/15/36 (a) (b)	577,000	572,645
6.55%, 09/15/43	9,000	11,686
4.86%, 08/21/46	315,000	329,823
5.01%, 08/21/54	304,000	315,467
4.67%, 03/15/55 (c)	265,000	259,558
Virgin Media Secured Finance Plc, 5.13%, 01/15/25 (c), GBP	500,000	770,512
Wind Acquisition Finance SA, 4.00%, 07/15/20 (c), EUR	250,000	270,876
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (d)	294,000	293,694
		6,371,575
UTILITIES - 4.9%
AES Corp.
3.26%, 06/01/19 (d)	262,000	260,690
7.38%, 07/01/21	600,000	672,000
Dynegy Finance I Inc., 6.75%, 11/01/19 (c)	100,000	103,500
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (f)	832,000	868,192
Enel SpA, 8.75%, 09/24/73 (c) (d)	395,000	475,372
FirstEnergy Corp.
4.25%, 03/15/23 (h)	162,000	169,565
7.38%, 11/15/31	125,000	158,752
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	187,000	210,534
GenOn Energy Inc., 9.50%, 10/15/18	250,000	255,000
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	130,533
Oglethorpe Power Corp., 4.55%, 06/01/44	286,000	310,963
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275,000	301,585
2.95%, 04/01/25 (c)	350,000	353,348
Pacific Gas & Electric Co., 4.30%, 03/15/45	221,000	237,855
RJS Power Holdings LLC, 5.13%, 07/15/19 (c)	375,000	369,375
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	292,043
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (d)	141,089	141,751
		5,311,058
Total Corporate Bonds and Notes (cost $92,191,875)		90,507,807

GOVERNMENT AND AGENCY OBLIGATIONS - 5.8%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	349,680
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.5%
Federal Home Loan Mortgage Corp. - 1.4%
Federal Home Loan Mortgage Corp.
3.00%, 05/15/30, TBA (i)	268,000	280,029
5.50%, 08/01/40	334,928	375,700
4.00%, 11/01/40	484,906	519,838
3.00%, 03/01/43	362,189	370,509
		1,546,076
Federal National Mortgage Association - 2.9%
Federal National Mortgage Association
2.50%, 06/01/27	382,470	393,735
2.50%, 05/15/30, TBA (i)	59,000	60,461
3.00%, 05/15/30, TBA (i)	86,000	89,967
3.00%, 05/01/43	376,372	385,648
4.50%, 12/01/43 - 03/01/44	660,429	721,400
4.00%, 04/15/45, TBA (i)	302,000	322,922
3.50%, 05/15/45, TBA (i)	720,000	754,594
4.50%, 05/15/45, TBA (i)	334,000	363,483
		3,092,210
Government National Mortgage Association - 1.2%
Government National Mortgage Association
4.00%, 01/20/45	514,200	551,674
3.00%, 05/15/45, TBA (i)	323,000	331,895
3.50%, 05/15/45, TBA (i)	425,000	446,084
		1,329,653
Total Government and Agency Obligations (cost $6,218,727)		6,317,619

PREFERRED STOCKS - 0.6%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%, 01/15/43	13,000	339,170
FINANCIALS - 0.3%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (f)	14,000	352,520
Total Preferred Stocks (cost $675,000)		691,690

INVESTMENT COMPANIES - 0.0%
PIMCO Dynamic Credit Income Fund	1,500	30,630
Total Investment Companies (cost $33,105)		30,630

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
SHORT TERM INVESTMENTS - 6.4%
Investment Company - 6.4%
JNL Money Market Fund, 0.01% (j) (k)	6,909,780	6,909,780
Total Short Term Investments (cost $6,909,780)		6,909,780
Total Investments - 100.1% (cost $110,442,781)		108,941,159
Other Assets and Liabilities, Net - (0.1%)		(88,956)
Total Net Assets - 100.0%		$108,852,203

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedule of Investments.
(b)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Company’s Board of Managers.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board.  As of March 31, 2015, the aggregate value of these liquid securities was $36,873,222 which represented 33.9% of net assets.

(d)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(e)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(f)	Perpetual security.
(g)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2015.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	All or a portion of the investment was purchased on a delayed delivery basis. As of March 31, 2015 the total cost of investments purchased on a delayed delivery basis was $2,636,759.
(j)	Investment in affiliate.
(k)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.
(l)	This variable rate senior loan will settle after March 31, 2015 at which time the interest rate will be determined.

See accompanying Notes to Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

March 31, 2015

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ABS - Asset-Backed Security

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities — The JNL/PPM America Strategic Income Fund (“Fund”) invests in securities that are restricted under the 1933 Act, as amended, or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$516,058	$516,888	0.5%
Verizon Communications Inc., 4.27%, 01/15/36	03/18/2015	575,575	572,645	0.5
		$1,091,633	$1,089,533	1.0%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Depreciation
Euro FX Currency Future	June 2015	(2)	$(1,115)
U.S. Treasury Long Bond Future	June 2015	(31)	(145,034)
U.S. Treasury Note Future, 5-Year	June 2015	(4)	(4,685)
U.S. Treasury Note Future, 10-Year	June 2015	(69)	(111,015)
Ultra Long Term U.S. Treasury Bond Future	June 2015	(18)	(56,181)
			$(318,030)

Security Valuation - Under the JNL Strategic Income Fund LLC’s (“JNL Strategic Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

March 31, 2015

Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of March 31, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency ABS	$—	$4,483,633	$—	$4,483,633
Corporate Bonds and Notes	—	90,507,807	—	90,507,807
Government and Agency Obligations	—	6,317,619	—	6,317,619
Preferred Stocks	691,690	—	—	691,690
Investment Companies	30,630	—	—	30,630
Short Term Investments	6,909,780	—	—	6,909,780
Fund Total	$7,632,100	$101,309,059	$—	$108,941,159

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(318,030)	$—	$—	$(318,030)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2015.

Investments in Affiliates — During the period ended March 31, 2015, the Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  The Fund’s investment in JNL Money Market Fund on December 31, 2014 and March 31, 2015 was $2,963,399 and $6,909,780 respectively.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

March 31, 2015

During the period ended March 31, 2015, dividend income received from this investment was $20 and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters - Under the Investment Company Act of 1940, as amended, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

For additional information on the Fund’s policies regarding valuation of investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 1, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	June 1, 2015

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.